GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Mar. 31, 2012
GOODWILL AND OTHER INTANGIBLE ASSETS
8.	GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill — There was no change in the carrying amount of goodwill and accumulated impairment losses for the year ended March 31, 2012.

The changes in the carrying amount of goodwill for the year ended March 31, 2011 were as follows.

Peach John Segment
Millions of Yen
2011
Balance at the beginning of the year:
Goodwill	¥11,203
Accumulated impairment losses

Total	11,203

Impairment losses	(836)

Balance at the end of the year:
Goodwill	11,203
Accumulated impairment losses	(836)

Total	¥10,367

During the year ended March 31, 2011, the Companies recorded an impairment charge on goodwill of ¥836 million in Peach John Segment. See Note 20 for further information.

During the year ended March 31, 2010, the Companies identified a decline in fair value of Lecien primarily because of events that occurred after the acquisition date and recognized an impairment loss of ¥71 million. See Note 7 for further information.

Other Intangible Assets — The components of acquired intangible assets excluding goodwill as of March 31, 2012 and 2011 were as follows:

	2012
	Millions of Yen		Thousands of U.S. Dollars
Year Ended March 31	Gross Carrying Amount	Accumulated Amortization and Impairment Loss	Gross Carrying Amount	Accumulated Amortization and Impairment Loss

Amortized intangible assets:
Customer relationship	¥3,361	¥2,818	$40,784	$34,195
Software	8,228	4,866	99,842	59,046
Other	1,202	426	14,586	5,169

Total	¥12,791	¥8,110	$155,212	$98,410

Unamortized intangible assets:
Trademark	¥5,316	¥559	$64,506	$6,783
Other	103		1,250

Total	¥5,419	¥559	$65,756	$6,783

	2011
	Millions of Yen
Year Ended March 31	Gross Carrying Amount	Accumulated Amortization and Impairment Loss

Amortized intangible assets:
Customer relationship	¥3,361	¥2,636
Software	7,543	3,677
Other	1,289	412

Total	¥12,193	¥6,725

Unamortized intangible assets:
Trademark	¥5,316	¥559
Other	100

Total	¥5,416	¥559

Other intangible assets acquired during the year ended March 31, 2012 totaled ¥846 million ($10,266 thousand) which primarily consist of software of ¥829 million ($10,059 thousand) with estimated useful life of 5 years.

During the year ended March 31, 2012, the Companies recorded no impairment charge on other intangible assets.

During the year ended March 31, 2011, the Companies recorded an impairment charge on other intangible assets of ¥377 million and ¥559 million, for the customer relationship and trademark, respectively, in Peach John Segment. See Note 20 for further information.

During the year ended March 31, 2010, the Companies recorded an impairment charge on other intangible assets of ¥1,023 million for customer relationship in Peach John Segment. See Note 20 for further information.

Aggregate amortization expenses for the years ended March 31, 2012, 2011 and 2010 related to other intangible assets were ¥1,747 million ($21,199 thousands), ¥1,858 million and ¥1,780 million, respectively. Future estimated amortization expenses as of March 31, 2012 were as follows:

	Millions of Yen	Thousands of U.S. Dollars
	2012	2012
Year Ending March 31
Estimated amortization expense
2013	¥1,384	$16,794
2014	1,165	14,136
2015	758	9,198
2016	312	3,786
2017	236	2,864

Total	¥3,855	$46,778